Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

August 29, 2011

LCIV081/P106SP

(Wells Fargo Advantage Discovery Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Discovery Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.61%	0.61%	0.45%	0.18%	0.68%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.37%	2.12%	1.21%	0.94%	1.44%
Fee Waivers		0.14%	0.14%	0.05%	0.03%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.23%	1.98%	1.16%	0.91%	1.30%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	957	1,256	2,103
Class C	301	636	1,113	2,429
Administrator Class	118	374	655	1,457
Institutional Class	93	293	514	1,149
Investor Class	132	427	760	1,699

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	957	1,256	2,103
Class C	201	636	1,113	2,429
Administrator Class	118	374	655	1,457
Institutional Class	93	293	514	1,149
Investor Class	132	427	760	1,699

(Wells Fargo Advantage Enterprise Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

The following sentence is added to the principal investment strategy in the section entitled "The Funds - Enterprise Fund" in the Fund's prospectuses:

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Enterprise Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.63%	0.63%	0.47%	0.20%	0.70%
Total Annual Fund Operating Expenses		1.33%	2.08%	1.17%	0.90%	1.40%
Fee Waivers		0.15%	0.15%	0.02%	0.05%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.18%	1.93%	1.15%	0.85%	1.25%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	944	1,234	2,059
Class C	296	622	1,090	2,386
Administrator Class	117	368	640	1,417
Institutional Class	87	277	488	1,098
Investor Class	127	413	736	1,653

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	944	1,234	2,059
Class C	196	622	1,090	2,386
Administrator Class	117	368	640	1,417
Institutional Class	87	277	488	1,098
Investor Class	127	413	736	1,653

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

(Wells Fargo Advantage Opportunity Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Opportunity Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.68%	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.60%	0.60%	0.44%	0.17%	0.67%
Total Annual Fund Operating Expenses		1.28%	2.03%	1.12%	0.85%	1.35%
Fee Waivers		0.03%	0.03%	0.12%	0.10%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.25%	2.00%	1.00%	0.75%	1.32%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	952	1,231	2,026
Class C	303	631	1,087	2,354
Administrator Class	102	332	593	1,341
Institutional Class	77	251	451	1,030
Investor Class	134	422	733	1,619

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	952	1,231	2,026
Class C	203	631	1,087	2,354
Administrator Class	102	332	593	1,341
Institutional Class	77	251	451	1,030
Investor Class	134	422	733	1,619

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.